Supplemental Cash Flow Information - Details of Changes in Working Capital and Other Items (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Changes In Working Capital And Other Items [abstract]
Amount related to employee benefit plans	$ 38	$ 38